Share-Based Compensation - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation expenses	$ 1,783	$ 2,065	$ 1,951
Research & Development [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation expenses	738	916	524
General & Administrative [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation expenses	$ 1,045	$ 1,149	$ 1,427